Acquisition of Crescent Silver, LLC - Disclosure of allocation of consideration (Details) - Crescent Silver, LLC [Member] $ / shares in Units, $ in Thousands	Dec. 12, 2025 USD ($) Share $ / shares
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 20,000
Number of common shares | Share	11,137,558
Common share price | $ / shares	$ 5.78
Total consideration paid before acquisition related transaction costs	$ 64,387
Acquisition related transaction costs	3,047
Total consideration	87,434
Cash and cash equivalents	295
Trade and other receivables	76
Inventories	175
Property, plant and equipment	84,337
Investment in joint ventures	2,843
Trade and other payables	(292)
Net assets acquired	$ 87,434